UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2005 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	86.1%
BASIC MATERIALS - CHEMICAL	1.6%
Alcoa		1,700	$46,597
Dow Chemical Co.		1,000	45,250
			91,847
COMMERCIAL SERVICES	0.8%
Paychex		1,100	46,651
CONSUMER-CYCLICAL	11.4%
APPAREL	1.5%
Nike		1,000	85,300
AUTO MANUFACTURERS	2.0%
PACCAR		1,600	114,976
AUTO PARTS EQUIPMENT	2.0%
Autoliv		1,300	56,888
Magna International		900	62,010
			118,898
HOME BUILDERS	0.7%
D.R. Horton		1,100	38,984
HOTEL	0.9%
Harrah’s Entertainment		800	54,472
LEISURE TIME	0.8%
Carnival Corp.		900	49,041
RETAIL	2.7%
Nordstrom		1,800	66,384
Wal-Mart de Mexico SA de CV (ADR)		1,700	92,140
			158,524
TOYS/GAMES/HOBBIES	0.8%
Mattel		2,900	48,285
TOTAL CONSUMER-CYCLICAL			668,480

		Number
		of Shares	Value

CONSUMER-NON-CYCLICAL	12.9%
AGRICULTURE	2.5%
Altria Group		1,200	$87,348
Monsanto Co.		800	58,616
			145,964
BEVERAGE	1.0%
Diageo PLC (ADR)		1,000	58,150
COSMETICS/PERSONAL CARE	1.2%
Procter & Gamble Co.		1,200	68,628
HEALTHCARE PRODUCTS	4.0%
Becton Dickinson & Co.		800	46,584
Johnson & Johnson		1,900	117,325
Smith & Nephew PLC (ADR)		1,600	71,280
			235,189
HEALTHCARE SERVICES	0.8%
HCA		900	45,891
PHARMACEUTICAL	3.4%
Abbott Laboratories		2,200	82,962
Pfizer		3,100	65,720
Teva Pharmaceutical Industries Ltd. (ADR)		1,200	49,056
			197,738
TOTAL CONSUMER-NON-CYCLICAL			751,560

		Number
		of Shares	Value

ENERGY	8.7%
OIL & GAS	7.3%
BP PLC (ADR)		1,000	$65,840
ChevronTexaco Corp.		800	45,848
ConocoPhillips		900	54,459
Exxon Mobil Corp.		1,200	69,636
GlobalSantaFe Corp.		2,400	108,864
Kinder Morgan		500	45,300
Valero Energy Corp.		400	38,480
			428,427
OIL & GAS SERVICES	1.4%
Baker Hughes		1,400	80,290
TOTAL ENERGY			508,717
FINANCIAL	23.4%
BANK	7.0%
Bank of America Corp.		2,300	105,547
North Fork Bancorporation		3,400	91,800
US Bancorp		3,100	93,868
Wells Fargo & Co.		1,900	119,415
			410,630
DIVERSIFIED FINANCIAL SERVICE	6.8%
Citigroup		1,700	82,535
Countrywide Financial Corp.		1,600	55,696
Franklin Resources		800	74,304
Freddie Mac		600	37,470
JPMorgan Chase & Co.		2,700	103,275
Morgan Stanley		800	44,824
			398,104

		Number
		of Shares	Value

INSURANCE	9.6%
ACE Ltd.		1,900	$105,450
Aflac		2,000	96,000
Allstate Corp.		1,500	84,150
American International Group		700	46,998
Fidelity National Financial		1,500	56,730
Fidelity National Title Group		140	3,192
HCC Insurance Holdings		3,000	91,650
XL Capital Ltd.		1,100	73,018
			557,188
TOTAL FINANCIAL			1,365,922
INDUSTRIAL	9.1%
AEROSPACE & DEFENSE	2.5%
General Dynamics Corp.		500	57,150
Northrop Grumman Corp.		1,600	91,792
			148,942
BUILDING MATERIALS	1.0%
Cemex SA de CV (ADR)		1,000	56,300
COMPUTERS	1.6%
Hewlett-Packard Co.		1,600	47,472
International Business Machines Corp.		500	44,450
			91,922
DIVERSIFIED MANUFACTURING	1.6%
General Electric Co.		2,700	96,444
ENVIRONMENTAL CONTROL	1.2%
Waste Management		2,300	68,793
TRANSPORTATION	1.2%
United Parcel Service		900	70,110
TOTAL INDUSTRIAL			532,511

		Number
		of Shares	Value

REAL ESTATE	6.7%
APARTMENT	0.9%
AvalonBay Communities		600	$54,870
HOTEL	2.1%
Hilton Hotels Corp.		2,700	59,184
Starwood Hotels & Resorts Worldwide		1,000	60,500
			119,684
INDUSTRIAL	0.7%
ProLogis		900	40,824
OFFICE	1.1%
Boston Properties		500	37,605
Corporate Office Properties Trust		700	25,256
			62,861
REGIONAL MALL	1.4%
Mills Corp.		700	30,030
Simon Property Group		700	54,117
			84,147
SELF STORAGE	0.5%
Public Storage		400	28,240
TOTAL REAL ESTATE			390,626
TECHNOLOGY	2.4%
Intel Corp.		2,700	72,036
Microchip Technology		2,100	70,056
			142,092
TELECOMMUNICATIONS	4.1%
Harris Corp.		1,100	49,038
Nokia Corp. (ADR)		2,700	46,116
Verizon Communications		1,600	51,168
Vodafone Group PLC (ADR)		4,300	92,665
			238,987

		Number
		of Shares	Value

UTILITY	5.0%
ELECTRIC - DISTRIBUTION	1.8%
Edison International		2,400	$108,288
ELECTRIC - INTEGRATED	3.2%
Exelon Corp.		1,400	72,856
FPL Group		2,700	114,453
			187,309
TOTAL UTILITY			295,597

TOTAL INVESTMENTS (Identified cost-$4,892,933)	86.1%		5,032,990

OTHER ASSETS IN EXCESS OF LIABILITIES	13.9%		811,910

NET ASSETS	100.0%		$5,844,900

Note: Percentages indicated are based on the net assets of the fund.

ADR                     American Depositary Receipt

Income Taxes

At November 30, 2005, the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost	$4,892,933
Gross unrealized appreciation	$207,231
Gross unrealized depreciation	$(67,174)
Net unrealized appreciation	$140,057

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: January 25, 2006